T. ROWE PRICE RETIREMENT 2015 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 53.3%
T. Rowe Price Funds:
New Income Fund	1,106,182	51,972	186,950	101,972,707	1,014,628
Limited Duration Inflation Focused
Bond Fund	875,025	59,919	117,955	163,883,250	827,610
International Bond Fund (USD
Hedged)	353,340	27,486	47,918	33,894,834	343,016
Emerging Markets Bond Fund	282,956	15,363	40,844	22,453,525	261,584
Dynamic Global Bond Fund	240,771	25,387	33,183	24,680,207	226,564
High Yield Fund	198,825	23,740	28,661	29,897,002	194,331
U. S. Treasury Long-Term Fund	238,877	15,877	110,030	10,531,607	153,130
Floating Rate Fund	58,628	29,320	12,756	7,785,793	74,276
Total Bond Mutual Funds (Cost $3,025,847)					3,095,139

EQUITY MUTUAL FUNDS 46.5%
T. Rowe Price Funds:
Equity Index 500 Fund	1,097,868	61,841	118,584	12,797,350	1,007,151
Overseas Stock Fund	258,606	22,942	35,603	24,511,240	246,093
International Value Equity Fund	221,357	31,556	31,455	17,400,416	217,679
International Stock Fund	254,023	10,895	52,538	12,537,858	213,645
Growth Stock Fund	194,518	4,133	32,562	2,515,037	177,763
Value Fund	180,081	16,622	30,893	4,872,666	164,891
Emerging Markets Stock Fund	166,017	9,547	28,708	3,538,728	151,953
Mid-Cap Growth Fund	136,469	7,283	18,602	1,361,850	119,516
Mid-Cap Value Fund	119,993	8,576	14,650	4,413,412	110,556
New Horizons Fund(2)	89,761	9,558	11,655	1,427,784	86,110
Small-Cap Stock Fund(2)	81,815	4,669	8,994	1,581,294	75,459
Small-Cap Value Fund	76,628	3,757	9,464	1,580,132	66,840
Real Assets Fund	64,470	4,938	8,046	5,643,562	59,088
Total Equity Mutual Funds (Cost $1,719,338)					2,696,744

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2015 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.26% (3)	4,542	166,390	160,892	10,039,767	10,040
Total Short-Term Investments (Cost $10,040)					10,040

Total Investments in Securities 100.0%
(Cost $4,755,225)					$5,801,923

Other Assets Less Liabilities (0.0)%					(359)

Net Assets 100.0%					$5,801,564

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2015 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(1,837)	$(6,411)	$4,336
Emerging Markets Bond Fund	(1,610)	4,109	10,489
Emerging Markets Stock Fund	4,576	5,097	2,010
Equity Index 500 Fund	122,636	(33,974)	15,892
Floating Rate Fund	(180)	(916)	2,074
Growth Stock Fund	9,577	11,674	363
High Yield Fund	402	427	8,205
International Bond Fund (USD
Hedged)	5,415	10,108	4,557
International Stock Fund	12,241	1,265	5,741
International Value Equity Fund	969	(3,779)	6,560
Limited Duration Inflation
Focused Bond Fund	9,576	10,621	5,186
Mid-Cap Growth Fund	13,766	(5,634)	271
Mid-Cap Value Fund	5,244	(3,363)	1,776
New Horizons Fund	13,800	(1,554)	—
New Income Fund	4,429	43,424	22,277
Overseas Stock Fund	7,150	148	5,688
Real Assets Fund	732	(2,274)	1,683
Small-Cap Stock Fund	6,860	(2,031)	—
Small-Cap Value Fund	4,804	(4,081)	461
U. S. Treasury Long-Term Fund	22,916	8,406	3,497
Value Fund	3,258	(919)	3,031
U. S. Treasury Money Fund	—	—	397
Totals	$244,724#	$30,343	$104,494+

#	Capital gain distributions from mutual funds represented $59,069 of the net realized gain
(loss) .
+	Investment income comprised $104,494 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2015 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.